Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Restricted Assets

a)	Cash and Government Securities

	12.31.21	12.31.20
For transactions in ROFEX, MAE and BYMA	11,203,763	5,894,832
For appraisals from repo transactions	35,948	—
For debit / credit cards transactions	4,613,003	4,558,602
For attachments	9,410	14,204
Liquid offsetting entry required to operate as CNV agent	86,400	96,633
For contribution to M.A.E.’ s Joint Guarantee Fund ( Fondo de Garantía Mancomunada )	1,100	1,660
Guarantees for the Regional Economies Competitiveness Program	129,805	278,856
For other transactions (includes guarantees linked to rental contracts)	24,150	29,889
For forward purchases of repurchase transactions	323,534	—

b)	Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.21	12.31.20
Escrow Accounts	18,509,197	17,274,591

c)	Deposits in favor of the Argentine Central Bank

	12.31.21	12.31.20
Unavailable deposits due to exchange transactions	533	805

d)	Equity Investments
The account “Equity Investments” includes 1,222,406
non-transferable
non-endorsable
registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.

e)	Contributions to Garantizar S.G.R.’s Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner of Garantizar S.G.R.’s Risk Fund, is committed to maintaining the contributions made to the fund for two (2) years.

	12.31.21	12.31.20
Contributions to the Fund	990,000	1,494,322
INVIU S.A.U.

	12.31.21	12.31.20
Liquid offsetting entry required to operate as CNV agents	33,472	27,877
Guarantees linked to surety bonds	4,530	11,195
Tarjeta Naranja S.A.

	12.31.21	12.31.20
Attachments arising from judicial cases	99,254	1,469
Guarantees linked to rental contracts	8,646	10,681
Galicia Asset Management S.A.U.

	12.31.21	12.31.20
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV (*)	52,591	20,985

(*)	As of December 31, 2021, it corresponds to 5,500,000 shares of Fima Capital Plus “C” Mutual Fund.
Galicia Securities S.A.U.

	12.31.21	12.31.20
For transactions in the market	220,009	72,475
Liquid offsetting entry required to operate as CNV agents	18,506	17,011
Guarantees linked to surety bonds	20,217	1,704
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.21	12.31.20
Total Restricted Assets	36,384,068	29,807,791

Summary of Trust Activities
a)	Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
04.17.12	Exxon Mobil	21,535	04.19.23
09.12.14	Coop. de Trab. Portuarios	7,013	09.12.22
03.16.21	Fondo Fiduciario Aceitero	9,220	01.31.22

Total		37,768

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.

b)	Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	180,029	12.31.22
05.14.09	GAS II	9,715,280	12.31.22
06.08.11	MILA III	19,730	12.31.22
01.09.11	MILA IV	3,183	12.31.22

Total		9,918,222

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.21	12.31.20
FIMA Acciones	1,265,644	890,944
FIMA P.B. Acciones	1,054,541	955,515
FIMA Renta en pesos	10,569,935	1,657,791
FIMA Ahorro pesos	17,890,833	10,946,320
FIMA Renta Plus	8,519,259	1,116,575
FIMA Premium	257,119,600	224,439,590
FIMA Ahorro Plus	28,931,495	19,179,449
FIMA Capital Plus	13,777,224	25,133,197
FIMA Abierto PyMES	1,026,906	1,144,949
FIMA Mix I	3,571,848	3,090,322
FIMA Renta Fija Internacional	779,203	1,770,204
FIMA Acciones Latinoamericanas Dólares (*)	67,799	109,686

Total	344,574,287	290,434,542

(*)	Stated at the reference exchange rate of the U.S. Dollar set by the Argentine Central Bank. See Note 1.6.(b).

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2021, the balances recorded as computable items are as follows:

	Currency
Item	Ps.	USD	Euros (*)
Checking Accounts held in Argentine Central Bank	12,000,000	1,754,449	29
Escrow Accounts held in Argentine Central Bank	18,054,014	4,430	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	29,787,727	—	—
Liquidity Bills computable for minimum cash	75,841,941	—	—

Total for integration Minimum Cash	135,683,682	1,758,879	29

(*)	Stated in thousands of USD.

Schedule of Plan for Distribution of Profit
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.21
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	102,456,581
Legal reserve	1,077,884
Distributable reserves	155,265,604
Non distributable reserves	(89,247)
Profit for the year	31,778,769

Total Shareholder’s equity under the rules of the Argentine Central Bank	309,245,470